Reinsurance and Retrocessional Reinsurance	12 Months Ended
Dec. 31, 2024
Insurance [Abstract]
Reinsurance and Retrocessional Reinsurance
11.          Reinsurance and Retrocessional Reinsurance
The Group uses reinsurance and retrocessional reinsurance from time to time to manage its net retention on individual risks as well as overall exposure to losses while providing it with the ability to offer policies with sufficient limits to meet policyholder needs. In a reinsurance transaction, an insurance company transfers, or cedes, all or part of its exposure in return for a portion of the premium. In a retrocessional reinsurance transaction, a reinsurance company transfers, or cedes, all or part of its exposure in return for a portion of the premium. The ceding of insurance does not legally discharge the Group from its primary liability for the full amount of the policies, and the Group will be required to pay the loss and bear collection risk if the reinsurer fails to meet its obligations under the reinsurance or retrocessional agreement.
The following tables provide a breakdown of the Group’s written and earned premiums and losses and loss adjustment expenses from direct business, reinsurance assumed, and reinsurance ceded for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
Written premiums
Direct	$2,928.1	$2,489.2	$2,086.4
Assumed	1,475.0	1,089.8	931.7
Gross premiums written	4,403.1	3,579.0	3,018.1
Ceded	(2,008.5)	(1,442.4)	(1,159.7)
Net premiums written	$2,394.6	$2,136.6	$1,858.4

	2024	2023	2022
Premiums earned
Direct	$2,633.2	$1,992.8	$1,500.2
Assumed	1,272.5	1,044.5	1,012.9
Gross premiums earned	3,905.7	3,037.3	2,513.1
Ceded	(1,647.6)	(1,204.7)	(1,012.6)
Net premiums earned	$2,258.1	$1,832.6	$1,500.5

	2024	2023	2022
Losses and loss adjustment expense
Direct	$1,465.6	$870.2	$732.6
Assumed	320.9	343.9	619.0
Losses and loss adjustment expense incurred	1,786.5	1,214.1	1,351.6
Ceded	(630.7)	(515.3)	(521.4)
Losses and loss adjustment expense incurred, net	$1,155.8	$698.8	$830.2
The Group is exposed to the credit risk of the reinsurers, including the risk that one of its reinsurers becomes insolvent or otherwise unable or unwilling to pay policyholder claims. This credit risk is generally mitigated by either selecting well capitalized, highly rated authorized capacity providers or requiring that the capacity provider post collateral to secure the reinsured risks, which, in some instances, exceeds the related reinsurance recoverable. Allowances are established for amounts deemed uncollectible.
The Group evaluates the financial condition of its reinsurers on a regular basis and monitors concentrations of credit risk with reinsurers. At December 31, 2024, the reinsurance balance recoverable on reserves for losses and loss adjustment expenses was $1,255.6 million (December 31, 2023: $1,108.6 million) and the reinsurance balance recoverable on paid losses was $278.4 million (December 31, 2023: $182.7 million). In evaluating the allowance for expected credit losses, the Group assesses the probability of default and loss given default for each reinsurer. This uses counterparty ratings from a major rating agency and an assessment of the current market conditions for the likelihood of default. Although the Group has not experienced any credit losses to date, an inability of its reinsurers or retrocessionaires to meet their obligations to it over the relevant exposure periods for any reason could have a material adverse effect on its financial condition and results of operations. Of the Group’s reinsurance balances recoverable on paid losses and on reserves for losses and loss adjustment expenses at December 31, 2024, 89.4% is recoverable from reinsurers rated A- or higher by major rating agencies, 8.8% is collateralized by our reinsurers, and 1.8% is recoverable from reinsurers rated lower than A- by major rating agencies (December 31, 2023: 83.5%, 11.9% and 4.6%, respectively).
The allowance for expected credit losses of the Group's reinsurance recoverables on paid losses and on reserves for losses and loss adjustment expenses was $0.2 million and $0.8 million at December 31, 2024, respectively (December 31, 2023: $nil and $1.3 million).
The following table provides a roll forward of the allowance for expected credit losses of the Group’s reinsurance balances recoverable on paid losses and reserves for losses and loss adjustment expenses:

	December 31, 2024	December 31, 2023
Balance at the beginning of the year	$1.3	$1.0
Change for provision of expected credit losses	(0.3)	0.3
Balance at the end of the year	$1.0	$1.3
The Group is also exposed to credit risk with respect to its premiums and other receivables. The following table provides a roll forward of the allowance for expected credit losses of the Group’s premiums and other receivables:

	December 31, 2024	December 31, 2023
Balance at the beginning of the year	$17.3	$8.8
Change for provision of expected credit losses	(5.5)	8.5
Balance at the end of the year	$11.8	$17.3
Intercompany Retrocessional Reinsurance Arrangements
The Group has entered into various internal quota share and excess of loss retrocession agreements through which FUL and FIID cedes some of its business to FIBL each year.